ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
April 15, 2011

Sarah Clinton 617-951-7375 sarah.clinton@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)
Dear Ladies and Gentlemen:
     Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 144 to the Trust’s Registration Statement under the Securities Act and Amendment No. 181 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 144/181”), including: (i) a Prospectus and Statement of Additional Information relating to GMO Asset Allocation International Small Companies Fund; (ii) a Prospectus and Statement of Additional Information relating to GMO International Large Cap Value Fund; and (iii) other information and the signature page.
     This Amendment No. 144/181 relates solely to GMO Asset Allocation International Small Companies Fund and GMO International Large Cap Value Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 144/181 become effective seventy-five days after filing.
     If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at 617-951-7375.
Very truly yours,
/s/ Sarah Clinton
Sarah Clinton
Enclosures

cc:	Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq.